PRO FORMA FINANCIAL INFORMATION (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF UNAUDITED PROFORMA INFORMATION

	As of September 30, 2024
	As Reported	Pro Forma Adjustments	Pro Forma
	US$	US$
ASSETS
Current Assets:
Cash	$5,811,798	$5,380,488	$11,192,286
Restricted cash	1,489,216	-	1,489,216
Short-term investments	17,850,648	-	17,850,648
Accounts receivable, net	21,826,297	-	21,826,297
Notes receivable	1,054,528	-	1,054,528
Advance to suppliers, net	5,896,595	-	5,896,595
Inventories	5,396,634	-	5,396,634
Due from related parties	31,535	-	31,535
Loan receivable - related party	822,878	-	822,878
Prepaid expenses and other current assets, net	1,567,060	-	1,567,060
Total current assets	61,747,189	5,380,488	67,127,677

Non-current assets:
Long-term investments	1,758,515	-	1,758,515
Deferred offering costs	437,653	(437,653)	-
Property and equipment, net	4,111,919	-	4,111,919
Intangible assets	140,070	-	140,070
Operating lease right-of-use assets, net	668,259	-	668,259
Loans receivable, non-current	725,699	-	725,699
Other non-current assets	44,746	-	44,746
Total non-current assets	7,886,861	(437,653)	7,449,208

Total Assets	$69,634,050	$4,942,835	$74,576,885

LIABILITIES AND EQUITY
Current Liabilities:
Short-term loans	$50,899	$-	$50,899
Accounts payable	10,731,238	-	10,731,238
Advance from customers	2,292,728	-	2,292,728
Taxes payable	3,418,725	-	3,418,725
Due to related parties	9,239,059	-	9,239,059
Operating lease liabilities	68,291	-	68,291
Other payables and other current liabilities	1,339,969	-	1,339,969
Total current liabilities	27,140,909	-	27,140,909

Non-current Liabilities:
Long-term loans	1,127,380	-	1,127,380
Deferred tax liabilities, net	307,513	-	307,513
Operating lease liabilities, non-current	602,735	-	602,735
Total non-current liabilities	2,037,628	-	2,037,628

Total Liabilities	29,178,537	-	29,178,537

Equity:
Ordinary shares, par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 shares issued and outstanding*	15,500	1,525	17,025
Subscription receivable	(15,500)	15,500	-
Additional paid-in capital	1,617,966	4,925,810	6,543,776
Statutory reserves	1,690,994	-	1,690,994
Retained earnings	37,339,006	-	37,339,006
Accumulated other comprehensive loss	(861,374)	-	(861,374)
Total equity attributable to Leishen Energy Holding Co., Ltd	39,786,592	4,942,835	44,729,427
Non-controlling interests	668,921	-	668,921
Total Equity	40,455,513	4,942,835	45,398,348

Total Liabilities and Equity	$69,634,050	$4,942,835	$74,576,885

*	On December 20, 2024, the Company consummated its initial public offering of 1,375,000 ordinary shares, par value $0.001 per share. On January 8, 2025, the Company issued and sold 150,000 additional Ordinary Shares at a price of $4.00 per share.

The following table sets out effect of the IPO on EPS as if it had occurred on September, 30, 2023.

	As Reported	Pro Forma
	US$	US$
Summary Unaudited Pro Forma Condensed Statement of Operations for the Year Ended September 30, 2024
Net income attributable to Leishen Energy Holding Co., Ltd	$8,095,871	$8,095,871
Net income per share – basic and diluted	$0.52	$0.48
Weighted average number of ordinary shares outstanding	15,500,000	17,025,000

	As Reported	Pro Forma
	US$	US$
Summary Unaudited Pro Forma Condensed Statement of Operations for the Year Ended September 30, 2023
Net income attributable to Leishen Energy Holding Co., Ltd	$11,858,590	$11,858,590
Net income per share – basic and diluted	$0.77	$0.70
Weighted average number of ordinary shares outstanding	15,500,000	17,025,000